Acquisition of WingHouse (Detail Narrative) (10-K)					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 11, 2019 USD ($) Restaurants $ / shares	Oct. 11, 2019 USD ($) Restaurants $ / shares	Oct. 11, 2019 USD ($) Restaurants $ / shares	Aug. 30, 2018	Jun. 30, 2021 USD ($) Restaurants	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Restaurants	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Restaurants	Dec. 31, 2019 USD ($) Restaurants	Apr. 17, 2020
Number of restaurants | Restaurants					32		32		32	9
Debt instrument principal amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Lease expire date				Aug. 31, 2038
Net loss					$ 2,557,828	$ (1,176,556)	$ 1,155,457	$ (3,754,996)	$ (10,127,261)	$ (2,644,446)
Seenu G. Kasturi [Member]
Equity ownership percentage					89.40%		89.40%		88.10%
City National Bank [Member]
Debt instrument interest rate											1.00%
Loan Agreement [Member]
Debt instrument principal amount	12,250,000	12,250,000	12,250,000						$ 10,915,306	12,014,998
ARC WingHouse LLc [Member] | City National Bank [Member]
Debt instrument principal amount	$ 12,250,000	$ 12,250,000	$ 12,250,000
Debt instrument interest rate	6.00%	6.00%	6.00%
Monthly payments of principal and interest	$ 179,481
Debt instrument maturity date	Oct. 11, 2024
Debt instrument description	Under the CNB Note, provided, however, that (i) if ARC WingHouse prepays any portion of the outstanding balance of the CNB Note during the first year of the term of the CNB Note, ARC WingHouse will pay a fee to City National Bank in an amount equal to three percent (3%) of the amount prepaid by ARC WingHouse in excess of $2,250,000, (ii) if ARC WingHouse prepays any portion of the outstanding balance of the CNB Note during the second year of the term of the CNB Note, ARC WingHouse will pay to City National Bank a fee in an amount equal to two percent (2%) of the amount prepaid by ARC WingHouse, and (iii) if ARC WingHouse prepays any portion of the outstanding balance of the CNB Note during the third (3rd) year of the term of the CNB Note, ARC WingHouse will pay to City National Bank a fee in an amount equal to one percent (1%) of the amount prepaid by ARC WingHouse.
ARC WingHouse LLc [Member] | City National Bank [Member] | SW Note [Member]
Debt instrument principal amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Debt instrument interest rate	5.00%	5.00%	5.00%
Debt instrument description		The entire outstanding principal balance of the SW Note plus all accrued interest is due and payable in full on the earliest to occur of: (i) the first anniversary of the date of the SW Note, (ii) the merger or sale of substantially all the membership interest or assets of ARC WingHouse, and (iii) the liquidation, dissolution or winding up of ARC WingHouse. After April 11, 2020, but no sooner than City National Bank receives ARC WingHouse's audited financial statements for the year ended December 31, 2020 and ARC WingHouse's quarterly financial statements for the quarter end March 30, 2020, so long as ARC WingHouse is in compliance with the financial covenants contained in the Loan Agreement and no event of default has occurred, City National Bank, upon the request of ARC WingHouse, will disburse certain amounts to pay down the SW Note.
Deposit	$ 1,000,000	$ 1,000,000	$ 1,000,000
ARC WingHouse LLc [Member] | City National Bank [Member] | Seenu G. Kasturi [Member] | KCT Note [Member]
Debt instrument principal amount	$ 1,250,000	$ 1,250,000	$ 1,250,000
Debt instrument interest rate	6.00%	6.00%	6.00%
Deposit	$ 1,250,000	$ 1,250,000	$ 1,250,000
ARC WingHouse LLc [Member] | Loan Agreement [Member]
Debt instrument amount borrowed	$ 12,250,000	$ 12,250,000	$ 12,250,000
ARC WingHouse LLc [Member] | WH Assignment Agreement [Member]
Number of restaurants | Restaurants	14	14	14
Debt instrument description		The Company has the option to extend the term of the lease for four additional successive periods of five years each.
Agreement date		Jan. 31, 2017
Lease expire date		Jan. 31, 2032
Base annual rent	$ 2,041,848	$ 2,041,848	$ 2,041,848
Leaser, description		The aggregate base annual rent is $2,041,848 and is subject to increases commencing February 1, 2022 and every five years thereafter in an amount equal to the lesser of: (i) 10%, or (ii) 1.3 times the change in the Consumer Price Index. The Company is responsible for all costs and obligations relating to the WH Properties.
ARC WingHouse LLc [Member] | Minimum [Member]
Number of shares of common stock			$ 6,000,000
First Anniversary [Member]
Shares issued price per share | $ / shares	$ 1.40	$ 1.40	$ 1.40
Second Anniversary [Member]
Shares issued price per share | $ / shares	2.00	2.00	2.00
Thrid Anniversary [Member]
Shares issued price per share | $ / shares	$ 3.00	$ 3.00	$ 3.00
WingHouse Bar and Grill Restaurant [Member]
Number of restaurants | Restaurants	24	24	24
Purchasers agreed to pay for an working capital		$ 18,000,000
ARC WingHouse LLc [Member]
Purchasers agreed to pay for an working capital		$ 12,000,000
Equity ownership percentage	10.00%	10.00%	10.00%
Number of shares of common stock			$ 1,000,000
Cash payment in lieu of purchase			$ 1,000,000
Revenue									41,101,287	11,929,593
Net loss									$ (4,207,790)	$ 1,394